Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator: Weighted Average Non-redeemable
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)			71,169,000	68,832,000	69,039,000	49,170,000
Basic and diluted net income (loss) per share, ordinary shares (in Dollars per share)			$ (1.41)	$ (1.53)	$ (1.74)	$ (3.36)
Interprivate II Acquisition Crop [Member]
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$ (197,608)	$ (12,312)	$ (175,128)	$ (2,055,494)	$ (2,018,670)
Denominator: Weighted Average Class A
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption (in Shares)	25,875,000	25,875,000	25,875,000	25,875,000	21,125,342
Basic and Diluted net income (loss) per share, Redeemable Ordinary Shares (in Shares)	(0.01)	0	(0.01)	(0.08)	(0.1)
Non-Redeemable Ordinary Shares [Member] | Interprivate II Acquisition Crop [Member]
Numerator:
Net income (loss) attributable to Class A common stock subject to possible redemption	$ (248,537)	$ (15,485)	$ (220,264)	$ (2,585,255)	$ (2,619,935)
Less: Net income (loss) attributable to Class A common stock not subject to possible redemption	197,608	12,312	175,128	2,055,494	2,018,670
Net income (loss) attributable to Class A common stock not subject to possible redemption	$ (50,929)	$ (3,173)	$ (45,136)	$ (529,761)	$ (601,265)
Denominator: Weighted Average Non-redeemable
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)	6,668,750	6,668,750	6,668,750	6,668,750	6,292,226
Basic and diluted net income (loss) per share, ordinary shares (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.08)	$ (0.1)